Stock Award Plans (Tables)	12 Months Ended
Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of weighted average assumptions
The following weighted-average assumptions were used to estimate the fair value of stock options granted during the periods indicated:

Year ended September 30,	2014	2013	2012
Annual dividend yield	—%	—%	2.34%
Expected volatility	—%	—%	31%
Risk-free interest rate	—%	—%	0.77%
Expected life	0.0 years	0.0 years	4.5 years

Summary of option activity
A summary of stock option activity under the Plan as of 2014 and changes during the year is as follows:

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (In thousands)
Outstanding at September 30, 2013	1,903,578	$20.93	4	$2,563
Granted	—	—
Exercised	(500,504)	20.30
Forfeited	(154,065)	21.43
Outstanding at September 30, 2014	1,249,009	$21.11	4	$1,859
Exercisable at September 30, 2014	1,103,214	$21.66	3	$1,363

Schedule of miscellaneous information related to stock options
Miscellaneous information related to stock options is presented below:

	2014	2013	2012
	(Dollars in thousands)
Compensation cost for stock options	$324	$473	$848
Weighted avg. grant date FV	2.95	3.24	3.53
Total intrinsic value of options exercised	1,136	781	125
Grant date FV of options exercised	1,962	791	54
Cash received from option exercises	10,142	4,261	357
Tax benefit realized for option exercises	159	53	—

Summary of nonvested activity
A summary of the Company's non-vested stock options as of 2014 and changes during the year is as follows:

Non-vested Options	Shares	Weighted Average Grant Date Fair Value
Outstanding at September 30, 2013	287,750	$3.44
Granted	—	—
Vested	(119,520)	2.88
Forfeited	(22,435)	3.63
Outstanding at September 30, 2014	145,795	$3.87

Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of nonvested activity
A summary of the Company's non-vested share awards as of 2014 and changes during the year is as follows:

Non-vested Stock Grant Awards	Shares	Weighted Average Grant Date Fair Value
Outstanding at September 30, 2013	209,667
Granted	232,000
Vested	(162,717)
Forfeited	(39,883)
Outstanding at September 30, 2014	239,067	$20.37